FINANCE EXPENSE - NET	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
FINANCE EXPENSE - NET	FINANCE EXPENSE – NET

	2021	2020
Finance expense:
Long-term debt (other than lease liabilities)	$100.2	$105.1
Lease liabilities	21.4	23.3
Royalty obligations	9.8	10.0
Employee benefits obligations (Note 22)	6.5	5.6
Other	13.7	15.5
Borrowing costs capitalized	(2.9)	(3.6)
Finance expense	$148.7	$155.9
Finance income:
Loans and investment in finance leases	$(10.6)	$(8.3)
Other	(2.5)	(3.2)
Finance income	$(13.1)	$(11.5)
Finance expense – net	$135.6	$144.4